Document and Entity Information	6 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	Alibaba Group Holding Limited
Entity Address, Address Line One	26/F Tower One
Entity Address, Address Line Two	Times Square
Entity Address, Address Line Three	1 Matheson Street
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Entity Central Index Key	0001577552
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	false